Contractual Assets with Customers - Exclusive Rights (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Contractual Assets with Customers Exclusive Rights Balance and Changes

Balance and changes are shown below:

Balance as of December 31, 2017	1,502,360
Additions	390,177
Amortization	(371,825)
Transfer	(2,235)
Balance as of December 31, 2018	1,518,477
Additions	330,068
Amortization	(355,250)
Transfer	(27,306)
Balance as of December 31, 2019	1,465,989
Additions	549,085
Amortization	(289,436)
Transfer	(19,307)
Balance as of December 31, 2020	1,706,331
Current	478,908
Non-current	1,227,423